Notes Payable (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Conversion [Line Items]
Convertible notes (C-1, C-2 and C-3)		$ 2,579,220
Debt discount-beneficial conversion feature		(867,273)
Debt discount-warrant value		(62,073)
Promissory note-long term portion	164,187	1,649,874
Net	$ 164,187	$ 1,649,874